PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE	PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE
The following table presents a reconciliation of property, plant and equipment at fair value:

(MILLIONS)	Notes	Hydroelectric	Wind	Solar	Other(1)	Total
Property, plant and equipment, at fair value
As at December 31, 2021		$31,513	$9,115	$7,389	$188	$48,205
Additions, net(2)		5	(194)	(65)	(7)	(261)
Transfer from construction work-in-progress		183	911	1,071	7	2,172
Acquisitions through business combinations	3	—	1,418	495	—	1,913
Disposals		(97)	—	—	—	(97)
Transfer to assets held for sale		(677)	—	—	—	(677)
Items recognized through OCI:
Change in fair value		2,490	779	(31)	77	3,315
Foreign exchange	10	(1,634)	(178)	(191)	7	(1,996)
Items recognized through net income:
Change in fair value		(2)	8	(44)	(2)	(40)
Depreciation	8	(613)	(557)	(385)	(28)	(1,583)
As at December 31, 2022		31,168	11,302	8,239	242	50,951
Additions(3)		5	60	394	—	459
Transfer from construction work-in-progress		154	934	851	2	1,941
Acquisitions through business combinations	3	—	3,177	1,980	—	5,157
Disposals(4)	4	—	—	(30)	(5)	(35)
Items recognized through OCI:
Change in fair value		(466)	367	28	(36)	(107)
Foreign exchange	10	2,435	113	178	9	2,735
Items recognized through net income:
Change in fair value		(7)	(13)	(164)	24	(160)
Depreciation	8	(643)	(716)	(454)	(39)	(1,852)
As at December 31, 2023		$32,646	$15,224	$11,022	$197	$59,089
Construction work-in-progress
As at December 31, 2021		$278	$295	$649	$5	$1,227
Additions, net		209	1,155	1,325	7	2,696
Transfer to property, plant and equipment		(183)	(911)	(1,071)	(7)	(2,172)
Acquisitions through business combinations		—	347	827	—	1,174
Transfer to assets held for sale		(8)	—	—	—	(8)
Items recognized through OCI:
Change in fair value		—	269	161	—	430
Foreign exchange	10	3	(23)	6	(1)	(15)
As at December 31, 2022		299	1,132	1,897	4	3,332
Additions		159	1,026	1,509	10	2,704
Transfer to property, plant and equipment		(154)	(934)	(851)	(2)	(1,941)
Acquisitions through business combinations	3	—	449	346	—	795
Items recognized through OCI:
Change in fair value		—	(60)	80	—	20
Foreign exchange	10	(3)	28	38	—	63
Items recognized through net income:
Change in fair value		(1)	(24)	(32)	—	(57)
As at December 31, 2023		$300	$1,617	$2,987	$12	$4,916
Total property, plant and equipment, at fair value
As at December 31, 2022(5)(6)		$31,467	$12,434	$10,136	$246	$54,283
As at December 31, 2023(5)(6)		$32,946	$16,841	$14,009	$209	$64,005
(1)Includes biomass and cogeneration.
(2)Includes fair value changes to decommissioning assets of nil (2022: $255 million).
(3)Includes adjustments to purchase price allocations. Refer to Note 3 - Acquisitions for more details.
(4)Relates to disposal of significant assets. See Note 4 - Disposal of assets for additional details.
(5)Includes right-of-use assets not subject to revaluation of $60 million (2022: $64 million) in hydroelectric, $284 million (2022: $242 million) in wind, $385 million (2022: $215 million) in solar and nil (2022: nil) in other.
During the year ended December 31, 2023, Brookfield Renewable, together with its institutional partners, completed the acquisitions of the following investments. They are accounted for as asset acquisitions as they do not constitute business combinations under IFRS 3:
•A series of distributed generation assets in the U.S. totaling 99 MW, with $156 million of property, plant and equipment included in the consolidated statements of financial position at the acquisition date. Brookfield Renewable holds a 25% economic interest.
•A 48 MW portfolio of wind assets in China, with $53 million of property, plant and equipment included in the consolidated statements of financial position at the acquisition date. Brookfield Renewable holds a 25% economic interest.
•A 50 MW portfolio of wind assets in China, with $68 million of property, plant and equipment included in the consolidated statements of financial position at the acquisition date. Brookfield Renewable holds a 20% economic interest.
•A series of distributed generation assets in U.S. totaling 82 MW, with $86 million of property, plant and equipment included in the consolidated statements of financial position at the acquisition date. Brookfield Renewable holds a 20% economic interest.
•A 60 MW portfolio of operating solar facilities in Colombia, with $71 million of property, plant and equipment included in the consolidated statements of financial position at the acquisition date. The company holds a 23% economic interest.
The fair value of Brookfield Renewable’s property, plant and equipment is calculated as described in Notes 1(g) – and 1(r)(i) – Critical estimates – Property, plant and equipment. Judgment is involved in determining the appropriate estimates and assumptions in the valuation of Brookfield Renewable’s property, plant and equipment. See Note 1(s)(iii) – Critical judgments in applying accounting policies – Property, plant and equipment. Brookfield Renewable has classified its property, plant and equipment under level 3 of the fair value hierarchy.
Discount rates, terminal capitalization rates and terminal years used in the valuation methodology are provided in the following table:

	North America		Colombia		Brazil		Europe
	2023	2022	2023	2022	2023	2022	2023	2022
Discount rate(1)
Contracted	5.1% - 5.7%	4.9% - 5.4%	8.7%	8.5%	8.4%	8.2%	4.8%	4.4%
Uncontracted	6.3% - 7.0%	6.2% - 6.7%	10.0%	9.7%	9.7%	9.5%	4.8%	4.4%
Terminal capitalization rate(2)	4.4% - 5.0%	4.3% - 4.9%	8.0%	7.7%	N/A	N/A	N/A	N/A
Terminal year(3)	2046	2044	2043	2042	2053	2051	2037	2036
(1)Discount rates are not adjusted for asset specific risks.
(2)The terminal capitalization rate applies only to hydroelectric assets in the United States, Canada and Colombia.
(3)For hydroelectric assets, terminal year refers to the valuation date of the terminal value.
The following table summarizes the impact of a change in discount rates, electricity prices and terminal capitalization rates on the fair value of property, plant and equipment:

	2023
(MILLIONS)	North America	Colombia	Brazil	Europe	Total
25 bps increase in discount rates	$(1,400)	$(340)	$(120)	$(40)	$(1,900)
25 bps decrease in discount rates	1,550	380	130	40	2,100
5% increase in future energy prices	1,350	540	140	—	2,030
5% decrease in future energy prices	(1,340)	(540)	(140)	—	(2,020)
25 bps increase in terminal capitalization rate	(450)	(80)	—	—	(530)
25 bps decrease in terminal capitalization rate	500	90	—	—	590

	2022
(MILLIONS)	North America	Colombia	Brazil	Europe	Total
25 bps increase in discount rates	$(1,530)	$(310)	$(110)	$(50)	$(2,000)
25 bps decrease in discount rates	1,650	260	110	50	2,070
5% increase in future energy prices	1,280	440	120	—	1,840
5% decrease in future energy prices	(1,270)	(440)	(120)	—	(1,830)
25 bps increase in terminal capitalization rate	(490)	(70)	—	—	(560)
25 bps decrease in terminal capitalization rate	540	80	—	—	620
Terminal values are included in the valuation of hydroelectric assets in the United States, Canada and Colombia. For the hydroelectric assets in Brazil, cash flows have been included based on the duration of the authorization or useful life of a concession asset plus a one-time 30-year renewal term for the majority of the hydroelectric assets. The weighted-average remaining duration of the authorization or useful life of a concession asset at December 31, 2023, including a one-time 30-year renewal for applicable hydroelectric assets, is 34 years (2022: 35 years). Consequently, there is no terminal value attributed to the hydroelectric assets in Brazil at the end of the authorization term.
The following table summarizes the percentage of total generation contracted under power purchase agreements as at December 31, 2023:

	North America	Colombia	Brazil	Europe
1 - 5 years	75%	61%	81%	100%
6 - 10 years	57%	29%	70%	76%
Thereafter	30%	3%	40%	47%
The following table summarizes average power prices from long-term power purchase agreements that are linked specifically to the related power generating assets:

Per MWh(1)	North America	Colombia		Brazil		Europe
1 - 10 years	$77	COP	294,000	R$	313	€73
11 - 20 years	74		357,000	381		65
(1)Assumes nominal prices based on weighted-average generation.

The following table summarizes the estimates of future electricity prices:

Per MWh(1)	North America	Colombia		Brazil		Europe
1 - 10 years	$92	COP	412,000	R$	279	€62
11 - 20 years	117		600,000	424		65
(1)Assumes nominal prices based on weighted-average generation.
Brookfield Renewable’s long-term view is anchored to the cost of securing new energy from renewable sources to meet future demand growth between 2027 and 2035. A further one year change would increase or decrease the fair value of property, plant and equipment by approximately $153 million (2022: $140 million).
Had Brookfield Renewable’s revalued property, plant and equipment been measured on a historical cost basis, the carrying amounts, net of accumulated depreciation would have been as follows at December 31:

(MILLIONS)	2023	2022
Hydroelectric	$10,582	$9,812
Wind	14,071	10,146
Solar	12,508	8,576
Other(1)	179	158
	$37,340	$28,692
(1)Includes biomass and cogeneration.